Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUES		$ 8,500		$ 8,500	$ 8,500
OPERATING EXPENSES
General and administrative	157,140	24,296	258,526	105,964	65,856	992,865
Compensation and professional fees	1,868,288	255,750	3,860,868	680,990	2,507,236	868,899
Charitable donations	540,113		540,113
Depreciation	1,310		1,845		267
Total Operating Expenses	2,566,851	280,046	4,661,352	786,954	2,573,359	1,861,764
OPERATING LOSS	(2,566,851)	(271,546)	(4,661,352)	(778,454)	(2,564,859)	(1,861,764)
OTHER INCOME (EXPENSES)
Gain/(loss) on marketable securities	(185,000)	14,966	164,000	(901)	(12,901)	67,342
Gain on settlements and debt relief						472,421
Interest expense	(16,762)	(60,724)	(49,111)	(175,433)	(200,726)	(106,834)
Total Other Income (Expenses)	(201,762)	(45,758)	114,889	(176,334)	(213,627)	432,929
LOSS BEFORE INCOME TAXES	(2,768,613)	(317,304)	(4,546,463)	(954,788)	(2,778,486)	(1,428,835)
INCOME TAX EXPENSE
NET LOSS	$ (2,768,613)	$ (317,304)	$ (4,546,463)	$ (954,788)	(2,778,486)	(1,428,835)
OTHER COMPREHENSIVE INCOME
COMPREHENSIVE LOSS					$ (2,778,486)	$ (1,428,835)
BASIC AND DILUTED LOSS PER SHARE	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.00)	$ (0.01)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING, BASIC AND DILUTED	235,247,771	205,377,721	234,303,915	205,732,175	207,923,257	178,502,990